Lines of Credit and Long-Term Obligation (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Lines of Credit and Long-Term Obligation
Schedule of revolver balance

($ in thousands)	December 31, 2022	June 30, 2022
Bank of America Revolving Credit Agreement	$176,740	$136,176
Less: Deferred Finance Costs	(125)	(208)
Revolving Credit, Net	$176,615	$135,968

($ in thousands)	June 30, 2022	June 30, 2021
Bank of America Revolving Credit Agreement	$136,176	$53,955
Less: Deferred Finance Costs	(208)	(375)
Revolving Credit, Net	$135,968	$53,580